Segment reporting - Narrative (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Genentech and Roivant
Disclosure of major customers [line items]
Percentage of entity's revenue	10.00%
Minimum | Genentech Inc.
Disclosure of major customers [line items]
Percentage of entity's revenue		10.00%	10.00%